Subsequent Events (Details) - shares				1 Months Ended
	Feb. 09, 2026	Jul. 27, 2023	Sep. 28, 2021	Feb. 06, 2026
Line of Credit | Revolving Credit Facility | 5-Year Revolving Credit Agreement
Subsequent Event [Line Items]
Credit agreement term (in years)		5 years	5 years
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased and retired				700,000
Subsequent Event | Line of Credit | Revolving Credit Facility | 5-Year Revolving Credit Agreement
Subsequent Event [Line Items]
Credit agreement term (in years)	5 years
Subsequent Event | Line of Credit | Revolving Credit Facility | 364-Day Revolving Credit Facility
Subsequent Event [Line Items]
Credit agreement term (in years)	364 days
Subsequent Event | Preferred Class A
Subsequent Event [Line Items]
Number of shares repurchased and retired	659,909